Other income (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Other income
Grant income			€ 9,307	€ 1,778
Other income			145	155
Total other income	€ 264	€ 424	€ 9,452	€ 1,933